                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Growth Fund
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: January 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Balanced Growth Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended January 31, 2006

Total Return for the 12 Months Ended January 31, 2006

Class A	Class B	Class C	Class D	Russell 1000® Value Index[1]	Lehman Brothers U.S. Government/ Credit Index[2]	Lipper Balanced Funds Index[3]
10.99%	10.12%	10.15%	11.17%	13.22%	1.48%	9.11%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Despite a climate often marked by uncertainty, both stocks and bonds advanced, with stocks leading the way. Concerns about how consumers and corporate profits would fare amid rising interest rates and rising energy prices dampened investor sentiment throughout the period. Weak results at U.S. automakers intensified these worries in the first half of 2005, as did the Gulf Coast hurricanes in the second half of the year. Nonetheless, the economy proved resilient, corporate earnings continued to meet or exceed expectations, and consumer data remained stronger than expected, even rebounding after the hurricanes. As widely expected, the Federal Open Market Committee (the ‘‘Fed’’) continued to raise its federal funds rate.

Short- and intermediate-term Treasury yields rose sharply in response to stronger-than-expected economic data and the Fed’s numerous tightening moves. Although the yields of longer-term U.S. Treasuries also rose, they did so at a slower pace. As a result, the yield curve flattened over the period.

Large-cap value stocks (the mainstay of the Fund’s equity portfolio) posted solid gains overall, as measured by the Russell 1000® Value Index. Within the Index, energy and utilities were among the best performing sectors, due to high commodity prices and investors’ pursuit of yield. The financials sector also advanced with particular strength, led by stocks with capital markets exposure. Consumer discretionary was the only sector in the Index to produce a negative return for the period.

Within the government bond sector, U.S. Agency issues modestly outperformed U.S. Treasuries. Relative to other non-government sub-sectors, U.S. Treasuries performed well. Within the mortgage sector, higher-coupon, longer-dated mortgage-backed issues outperformed their lower-coupon counterparts. U.S. investment-grade corporate bonds underperformed other major bond market sectors. Returns were unevenly distributed, with a few key names driving performance within each sector of the corporate bond market. Overall, Aa-rated issues posted the highest returns while medium quality, Baa-rated issues lagged. Among the corporate sub-sectors the best performers were energy, utilities, and banking issues. The most significant industry laggards were the automotive manufacturers and parts producers.

Performance Analysis

Morgan Stanley Balanced Growth Fund underperformed the Russell 1000 Value Index and outperformed the Lehman Brothers U.S. Government/Credit Index and the Lipper Balanced Funds Index for the 12 months ended January 31, 2006, assuming no deduction of applicable sales charges.

In the Fund’s stock portfolio, the financials, energy and health care sectors contributed the most to absolute gains. Within financials, the Fund’s emphasis on diversified financial stocks proved advantageous, as these companies benefited from strength in the capital markets. Companies with fixed income trading performed especially well. Insurance holdings were also positive contributors, due to improved pricing power within the industry. Moreover, the Fund had limited exposure to regional banks, which saw their profit margins decline as the yield curve flattened. Elsewhere in the portfolio, high commodity prices continued to support energy stocks. Notably, the Fund held refining and marketing companies, which benefited from significantly higher profit margins generated in the refining of oil. Within health care, pharmaceuticals stocks contributed strong gains. Less bad news, positive expectations for new drug launches, and favorable patent protection rulings helped buoy the beleaguered industry.

In contrast, the Fund’s telecommunication services stocks were the primary detractor from performance. Intense competition from cable and wireless companies continued to threaten traditional landline usage. Also on the downside, the Fund’s media stocks were hampered by low advertising revenues for traditional media as well as by increasing competition from Internet advertising. Lagging returns in the Fund’s consumer staples exposure also hurt results.

In addition to investing in stocks, the Fund also included an allocation to fixed income securities, totaling 29.3 percent of net assets at the close of the period. This fixed income allocation tempered the Fund’s overall pace, as bonds trailed stocks, broadly speaking.

During the period, we kept the overall interest-rate exposure of the Fund’s fixed income portfolio well below that of its Lehman benchmark. This posture was advantageous as yields rose, especially in the short-term and intermediate-term portions of the yield curve.

Within its government bond allocation, the Fund benefited from its focus on high-coupon, slow-prepaying mortgages as these issues outperformed their lower-coupon counterparts. Compared with lower-coupon, faster pre-paying mortgages, the mortgages favored by the Fund tend to be less sensitive to rising interest rates. An underweight to U.S. Agency issues detracted slightly from relative performance, however.

The Fund’s performance relative to the Lehman benchmark was enhanced by favorable sector and security selection decisions in the corporate bond sector. Additionally, a defensive, underweighted approach toward corporate credit proved helpful as most credit spreads widened. Within the corporate bond portfolio, the Fund maintained a modest preference for selected medium-quality investment- grade credits, such as those in the paper and forest products area. Selected life insurance and asset-backed issues remained the focus of the Fund’s higher-quality investments.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
U.S. Treasury Securities	12.8%
Fed. Natl. Mtge. Assoc.	3.6
JPMorgan Chase & Co.	2.3
Merrill Lynch & Co.	2.0
Bayer AG (ADR) (Germany)	2.0
Citigroup, Inc.	1.8
Schlumberger Ltd.	1.7
Roche Holdings Ltd. (ADR) (Switzerland)	1.7
Time Warner, Inc.	1.7
Unilever (ADR) N.V. (Netherlands)	1.6

PORTFOLIO COMPOSITION*
Common Stocks	67.4%
U.S. Government Agencies & Obligations	16.6
Corporate Bonds	7.6
Asset-Backed Securities	5.1
Short-Term Investments	3.2
Foreign Government Bonds	0.1

* Does not include outstanding short futures contracts with an underlying face amount of $11,620,752 with net unrealized appreciation of $1,898.
Data as of January 31, 2006. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 60 percent of its assets in dividend paying common stocks and securities convertible into common stocks, at least 25 percent of its assets in fixed-income securities. Within these limitations, the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., may purchase or sell securities in any proportion it believes desirable based on its assessment of business, economic and investment conditions.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the

operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class C

Average Annual Total Returns — Period Ended January 31, 2006

	Class A Shares* (since 07/28/97)		Class B Shares** (since 07/28/97)		Class C Shares† (since 03/28/95)		Class D Shares†† (since 07/28/97)
Symbol	BGRAX		BGRBX		BGRCX		BGRDX
1 Year	10.99%[4]		10.12%[4]		10.15%[4]		11.17%[4]
	5.16	[5]	5.12	[5]	9.15	[5]	—
5 Years	4.71	[4]	3.91	[4]	3.91	[4]	4.95	[4]
	3.59	[5]	3.56	[5]	3.91	[5]	—
10 Years	—		—		7.48	[4]	—
	—		—		7.48	[5]	—
Since Inception	6.32	[4]	5.50	[4]	8.87	[4]	6.56	[4]
	5.65	[5]	5.50	[5]	8.87	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Balanced Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Balanced Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on January 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/05 – 01/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/01/05	01/31/06	08/01/05 – 01/31/06
Class A
Actual (4.62% return)	$1,000.00	$1,046.20	$5.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.41	$5.85
Class B
Actual (4.15% return)	$1,000.00	$1,041.50	$9.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.53	$9.75
Class C
Actual (4.22% return)	$1,000.00	$1,042.20	$9.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.58	$9.70
Class D
Actual (4.68% return)	$1,000.00	$1,046.80	$4.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.57	$4.69

*	Expenses are equal to the Fund's annualized expense ratio of 1.15%, 1.92%, 1.91% and 0.92% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (67.4%)
	Aerospace & Defense (1.5%)
24,330	Northrop Grumman Corp.	$1,511,623
35,800	Raytheon Co.	1,466,726
		2,978,349
	Beverages: Alcoholic (0.5%)
18,150	Diageo PLC (ADR) (United Kingdom)	1,089,363
	Beverages: Non-Alcoholic (1.0%)
50,100	Coca-Cola Co. (The)	2,073,138
	Biotechnology (0.8%)
36,400	Chiron Corp.*	1,659,840
	Broadcasting (1.3%)
87,680	Clear Channel Communications, Inc.*	2,566,394
	Chemicals: Major Diversified (2.5%)
94,590	Bayer AG (ADR) (Germany)	3,954,808
25,060	Dow Chemical Co. (The)	1,060,038
		5,014,846
	Computer Processing Hardware (0.6%)
40,000	Hewlett-Packard Co.	1,247,200
	Department Stores (0.5%)
23,950	Kohl's Corp.*	1,063,141
	Discount Stores (1.0%)
43,450	Wal-Mart Stores, Inc.	2,003,480
	Electric Utilities (2.3%)
38,700	American Electric Power Co., Inc.	1,444,284
25,010	Entergy Corp.	1,738,445
29,790	FirstEnergy Corp.	1,492,479
		4,675,208
	Finance/Rental/Leasing (1.3%)
39,050	Freddie Mac	2,649,933
	Financial Conglomerates (4.8%)
75,120	Citigroup, Inc.	3,499,090
114,154	JPMorgan Chase & Co.	4,537,621
25,800	State Street Corp.	1,559,868
		9,596,579

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified (1.6%)
46,450	Unilever N.V. (ADR) (NY Registered Shares) (Netherlands)	$3,260,790
	Food: Specialty/Candy (0.7%)
34,100	Cadbury Schweppes PLC (ADR) (United Kingdom)	1,358,203
	Household/Personal Care (0.7%)
11,150	Avon Products, Inc.	315,768
18,550	Procter & Gamble Co. (The)	1,098,716
		1,414,484
	Industrial Conglomerates (3.3%)
96,300	General Electric Co.	3,153,825
28,680	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,126,264
26,000	Siemens AG (ADR) (Germany)	2,381,600
		6,661,689
	Insurance Brokers/Services (1.0%)
64,390	Marsh & McLennan Companies, Inc.	1,956,812
	Integrated Oil (4.0%)
31,220	BP PLC (ADR) (United Kingdom)	2,257,518
34,520	ConocoPhillips	2,233,444
14,940	Exxon Mobil Corp.	937,485
36,470	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	2,483,972
		7,912,419
	Investment Banks/Brokers (3.5%)
7,000	Goldman Sachs Group, Inc. (The)	988,750
53,310	Merrill Lynch & Co., Inc.	4,001,982
131,700	Schwab (Charles) Corp. (The)	1,947,843
		6,938,575
	Life/Health Insurance (0.3%)
35,600	Aegon N.V. (NY Registered Shares) (Netherlands)	574,584
	Major Banks (2.0%)
53,375	Bank of America Corp.	2,360,776
24,600	PNC Financial Services Group	1,595,556
		3,956,332
	Major Telecommunications (3.6%)
61,100	France Telecom S.A. (ADR) (France)	1,391,858
139,156	Sprint Nextel Corp.	3,185,281
80,680	Verizon Communications Inc.	2,554,329
		7,131,468

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Managed Health Care (1.0%)
17,300	CIGNA Corp.	$2,103,680
	Media Conglomerates (3.6%)
25,050	CBS Corp. (Class B)	654,556
84,330	Disney (Walt) Co. (The)	2,134,392
189,600	Time Warner, Inc.	3,323,688
25,050	Viacom Inc. (Class B) (Non-Voting)	1,039,074
		7,151,710
	Medical Specialties (1.2%)
21,300	Applera Corp. – Applied Biosystems Group	603,642
20,550	Bausch & Lomb, Inc.	1,388,152
21,100	Boston Scientific Corp.*	461,457
		2,453,251
	Motor Vehicles (0.6%)
41,890	Honda Motor Co., Ltd. (ADR) (Japan)	1,191,770
	Multi-Line Insurance (0.6%)
15,530	Hartford Financial Services Group, Inc. (The)	1,277,032
	Oil Refining/Marketing (0.5%)
14,480	Valero Energy Corp.	903,986
	Oilfield Services/Equipment (1.7%)
26,970	Schlumberger Ltd. (Netherlands Antilles)	3,437,327
	Packaged Software (1.4%)
151,200	Symantec Corp.*	2,779,056
	Pharmaceuticals: Major (9.5%)
142,220	Bristol-Myers Squibb Co.	3,241,194
24,700	GlaxoSmithKline PLC (ADR) (United Kingdom)	1,265,628
39,200	Lilly (Eli) & Co.	2,219,504
78,900	Pfizer, Inc.	2,026,152
43,760	Roche Holdings Ltd. (ADR) (Switzerland)	3,459,228
36,700	Sanofi-Aventis (ADR) (France)	1,688,200
155,080	Schering-Plough Corp.	2,969,782
46,390	Wyeth	2,145,538
		19,015,226
	Precious Metals (1.4%)
44,530	Newmont Mining Corp.	2,751,954

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Property – Casualty Insurers (3.1%)
5,200	ACE Ltd. (Cayman Islands)	$284,700
22,750	Chubb Corp. (The)	2,146,462
55,278	St. Paul Travelers Companies, Inc. (The)	2,508,516
17,700	XL Capital Ltd. (Class A) (Cayman Islands)	1,197,582
		6,137,260
	Restaurants (0.4%)
19,840	McDonald's Corp.	694,598
	Semiconductors (1.6%)
74,150	Intel Corp.	1,577,170
111,900	Micron Technology, Inc.	1,642,692
		3,219,862
	Specialty Insurance (0.5%)
9,100	MGIC Investment Corp.	600,691
7,900	PMI Group, Inc. (The)	341,517
		942,208
	Specialty Stores (0.3%)
16,800	Office Depot, Inc.*	556,920
	Telecommunication Equipment (0.5%)
41,250	Motorola, Inc.	936,787
	Tobacco (0.7%)
19,340	Altria Group, Inc.	1,399,056
	Total Common Stocks (Cost $108,317,710)	134,734,510

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (7.6%)
	Advertising/Marketing Services (0.1%)
$105	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	105,819
	Aerospace & Defense (0.2%)
105	Northrop Grumman Corp.	4.079	11/16/06	104,334
80	Raytheon Co.	6.15	11/01/08	82,206
202	Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664	09/15/13	215,460
				402,000

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Air Freight/Couriers (0.0%)
$95	Fedex Corp.	2.65%	04/01/07	$92,407
	Airlines (0.1%)
117	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	123,464
75	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	75,239
				198,703
	Apparel/Footwear Retail (0.0%)
90	Limited Brands, Inc.	6.95	03/01/33	89,830
	Beverages: Alcoholic (0.2%)
150	FBG Finance Ltd. – 144A** (Australia)	5.125	06/15/15	144,597
150	Miller Brewing Co. – 144A**	4.25	08/15/08	146,937
				291,534
	Cable/Satellite TV (0.2%)
95	Comcast Cable Communications Inc.	6.75	01/30/11	100,168
20	Lenfest Communications Corp.	7.625	02/15/08	20,888
110	Cox Communications, Inc.	4.625	01/15/10	106,324
80	TCI Communications, Inc.	7.875	02/15/26	90,904
				318,284
	Casino/Gaming (0.1%)
220	Harrah's Operating Co., Inc.	5.625	06/01/15	215,456
	Chemicals: Major Diversified (0.0%)
70	ICI Wilmington Inc.	4.375	12/01/08	68,063
	Containers/Packaging (0.1%)
200	Sealed Air Corp. – 144A**	5.625	07/15/13	197,840
	Drugstore Chains (0.1%)
275	CVS Corp.	5.625	03/15/06	275,165
	Electric Utilities (1.0%)
150	Ameren Corp.	4.263	05/15/07	148,167
145	Arizona Public Service Co.	5.80	06/30/14	146,779
45	Arizona Public Service Co.	6.75	11/15/06	45,519

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$150	Carolina Power & Light Co.	5.125%		09/15/13	$148,604
160	CC Funding Trust I	6.90		02/16/07	162,719
75	Cincinnati Gas & Electric Co.	5.70		09/15/12	76,216
80	Consolidated Natural Gas Co.	5.00		12/01/14	77,259
110	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	115,611
85	Consumers Energy Co.	4.80		02/17/09	83,838
70	Detroit Edison Co. (The)	6.125		10/01/10	72,676
55	Entergy Gulf States, Inc.	3.60		06/01/08	52,899
90	Entergy Gulf States, Inc.	4.81	†	12/01/09	87,947
80	Exelon Corp.	6.75		05/01/11	84,908
180	FPL Group Capital Inc.	3.25		04/11/06	179,460
145	Pacific Gas & Electric Co.	6.05		03/01/34	148,139
30	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	29,195
100	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	98,369
75	Texas Eastern Transmission, LP	7.00		07/15/32	86,142
110	Wisconsin Electric Power Co.	3.50		12/01/07	107,047
					1,951,494
	Electrical Products (0.1%)
125	Cooper Industries Inc.	5.25		07/01/07	125,183
135	Cooper Industries Inc. – 144A**	5.25		11/15/12	134,768
					259,951
	Electronics/Appliances (0.0%)
80	LG Electronics Inc. – 144A** (South Korea)	5.00		06/17/10	78,144
	Finance/Rental/Leasing (0.8%)
100	CIT Group, Inc.	2.875		09/29/06	98,730
100	CIT Group, Inc.	4.75		08/15/08	99,456
50	CIT Group, Inc.	7.375		04/02/07	51,311
210	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	201,443
180	MBNA Corp.	4.721	†	05/05/08	181,547
150	MBNA Corp.	6.125		03/01/13	157,895
200	Nationwide Building Society – 144A** (United Kingdom)	4.25		02/01/10	194,312
295	Residential Capital Corp.	6.375		06/30/10	302,684
105	SLM Corp.	4.00		01/15/10	100,795
160	SLM Corp. (Series MTNA)	5.00		10/01/13	156,262
					1,544,435

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Financial Conglomerates (0.6%)
$500	Associates Corp. of North America	6.25%		11/01/08	$516,440
180	Bank One Corp. (Series MTNA)	6.00		02/17/09	183,762
170	Chase Manhattan Corp.	6.00		02/15/09	174,026
10	Chase Manhattan Corp.	7.00		11/15/09	10,648
100	General Electric Capital Corp.	4.25		12/01/10	96,688
215	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	250,506
					1,232,070
	Food Retail (0.1%)
185	Kroger Co.	7.50		04/01/31	207,124
	Food: Major Diversified (0.1%)
60	Conagra Foods, Inc.	7.00		10/01/28	63,414
65	Conagra, Inc.	8.25		09/15/30	78,274
85	Heinz (H.J.) Co. – 144A**	6.428		12/01/08	87,535
					229,223
	Gas Distributors (0.2%)
90	NiSource Finance Corp.	4.95	†	11/23/09	90,385
120	Ras Laffan Liquid Natural Gas Co. Ltd. – 144A** (Qatar)	8.294		03/15/14	137,865
90	Sempra Energy	4.621		05/17/07	89,428
					317,678
	Home Furnishings (0.1%)
95	Mohawk Industries Inc.	6.125		01/15/16	95,700
85	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	90,111
					185,811
	Hotels/Resorts/Cruiselines (0.1%)
120	Hyatt Equities LLC – 144A**	6.875		06/15/07	122,039
	Household/Personal Care (0.1%)
165	Clorox Co. (The)	4.614	†	12/14/07	165,387
	Industrial Conglomerates (0.1%)
95	Textron Financial Corp.	4.125		03/03/08	93,463
90	Textron Financial Corp.	5.125		02/03/11	89,969
					183,432

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Insurance Brokers/Services (0.3%)
$355	Farmers Exchange Capital – 144A**	7.05%	07/15/28	$370,568
240	Marsh & McLennan Companies, Inc.	5.375	07/15/14	234,583
				605,151
	Investment Banks/Brokers (0.1%)
65	Goldman Sachs Group Inc. (The)	5.25	10/15/13	64,421
115	Goldman Sachs Group Inc. (The)	6.60	01/15/12	122,779
				187,200
	Major Banks (0.1%)
50	Bank of New York Co., Inc. (The)	5.20	07/01/07	50,149
65	HSBC Finance Corp.	6.75	05/15/11	69,445
				119,594
	Major Telecommunications (0.5%)
165	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.25	06/15/30	206,456
155	France Telecom S.A. (France)	8.75	03/01/31	203,162
95	SBC Communications, Inc.	6.15	09/15/34	93,845
40	Sprint Capital Corp.	8.75	03/15/32	52,466
85	Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	82,336
125	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	118,850
275	Verizon New England Inc.	6.50	09/15/11	282,914
				1,040,029
	Managed Health Care (0.1%)
100	WellPoint Health Networks Inc.	6.375	06/15/06	100,523
30	WellPoint Inc.	3.75	12/14/07	29,314
				129,837
	Media Conglomerates (0.1%)
60	News America Holdings, Inc.	7.75	02/01/24	66,833
20	News America Inc.	7.125	04/08/28	21,242
30	News America Inc.	7.28	06/30/28	32,355
30	News America Inc. – 144A**	6.40	12/15/35	29,973
				150,403
	Medical Specialties (0.1%)
155	Baxter Finco BV – 144A** (Netherlands)	4.75	10/15/10	152,373

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Motor Vehicles (0.1%)
$105	DaimlerChrysler North American Holdings Co.	8.50%	01/18/31	$127,684
	Multi-Line Insurance (0.3%)
355	AIG Sun America Global Finance VI – 144A**	6.30	05/10/11	375,343
170	American General Finance Corp. (Series MTNH)	4.625	09/01/10	165,741
20	American General Finance Corp. (Series MTNI)	4.625	05/15/09	19,791
40	AXA Financial Inc.	6.50	04/01/08	41,351
50	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	49,599
55	International Lease Finance Corp.	3.75	08/01/07	53,955
				705,780
	Other Metals/Minerals (0.1%)
125	Brascan Corp. (Canada)	7.125	06/15/12	135,399
	Property – Casualty Insurers (0.4%)
200	Mantis Reef Ltd. – 144A** (Australia)	4.692	11/14/08	196,177
115	Platinum Underwriters Finance Holdings, Ltd.	6.371	11/16/07	115,168
90	Platinum Underwriters Finance Holdings, Ltd.	7.50	06/01/17	92,019
155	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	154,616
210	XLLIAC Global Funding – 144A**	4.80	08/10/10	206,698
				764,678
	Publishing: Newspapers (0.0%)
105	Knight Ridder, Inc.	5.75	09/01/17	90,100
	Pulp & Paper (0.0%)
95	Sappi Papier Holding AG – 144A** (Austria)	6.75	06/15/12	89,135
	Railroads (0.2%)
70	Burlington North Santa Fe Railway Co.	4.575	01/15/21	67,408
110	Burlington North Santa Fe Railway Co.	6.125	03/15/09	113,430
85	Norfolk Southern Corp.	7.35	05/15/07	87,518
60	Union Pacific Corp.	6.625	02/01/08	61,800
55	Union Pacific Corp.	6.65	01/15/11	58,350
40	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	41,183
				429,689

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Real Estate Development (0.2%)
$326	World Financial Properties – 144A**	6.91%		09/01/13	$342,131
	Real Estate Investment Trusts (0.0%)
10	EOP Operating L.P.	4.75		03/15/14	9,429
80	EOP Operating L.P.	7.875		07/15/31	93,206
					102,635
	Regional Banks (0.1%)
240	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	235,499
	Savings Banks (0.3%)
85	Household Finance Corp.	4.125		12/15/08	82,875
105	Household Finance Corp.	5.875		02/01/09	107,308
45	Household Finance Corp.	6.375		10/15/11	47,444
115	Household Finance Corp.	6.40		06/17/08	118,331
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,170
95	Washington Mutual Bank	5.50		01/15/13	95,248
115	Washington Mutual Inc.	8.25		04/01/10	127,342
					676,718
	Trucks/Construction/Farm Machinery (0.1%)
40	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	39,101
185	Caterpillar Financial Services Corp. (Series MTNF)	4.44	†	08/20/07	185,422
					224,523
	Wireless Telecommunications (0.1%)
150	Vodafone Group PLC (United Kingdom)	4.611	†	12/28/07	150,045
	Total Corporate Bonds (Cost $15,073,921)				15,190,492
	Foreign Government Obligations (0.1%)
60	United Mexican States (Mexico)	8.375		01/14/11	68,250
20	United Mexican States (Mexico) (Series MTN)	8.30		08/15/31	25,250
	Total Foreign Government Obligations (Cost $91,824)				93,500

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S Government Obligations (12.6%)
	U.S. Treasury Bonds
$225		6.375%	08/15/27	$274,298
4,200		7.625	02/15/25	5,704,125
3,705		8.125	08/15/19 –
			08/15/21	5,044,554
	U.S. Treasury Notes
280		1.625	02/28/06	279,530
2,400		3.875	02/15/13	2,306,158
9,855		4.25	08/15/13 –
			11/15/13	9,674,668
120		4.625	05/15/06	120,066
4,655	U.S. Treasury Strips	0.00	02/15/25 –
			02/15/27	1,858,913
	Total U.S. Government Obligations (Cost $24,844,295)			25,262,312
	Mortgage-Backed Securities (3.6%)
76	Federal Home Loan Mortgage Corp. Gold	7.50	06/01/11 –
			08/01/11	79,379
	Federal National Mortgage Assoc.
235		6.50	07/01/32	241,666
2,821		7.00	03/01/12 –
			10/01/35	2,935,441
632		7.50	08/01/25 –
			07/01/32	662,842
359		8.00	05/01/24 –
			02/01/32	384,125
16		9.50	12/01/20	17,445
	Federal National Mortgage Assoc. (ARM)
1,148		1.905	01/01/36	1,179,725
291		4.603	07/01/33	291,073
1,173		5.002	01/01/36	1,205,786
	Government National Mortgage Assoc.
93		7.50	09/15/25 –
			06/15/27	98,492
112		8.00	04/15/26 –
			08/15/26	120,635
	Total Mortgage-Backed Securities (Cost $7,200,826)			7,216,609

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (5.1%)
	Finance/Rental/Leasing
$300	American Express Credit Account Master Trust 2002-3 A	4.58	†%	12/15/09	$300,591
600	American Express Credit Account Master Trust 2003-3 A	4.58	†	11/15/10	601,700
350	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	345,624
175	Capital Auto Receivables Asset Trust 2004-2 A	3.35		02/15/08	172,906
350	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	346,062
300	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	296,343
335	Chase Credit Card Master Trust 2001-4 A	5.50		11/17/08	336,123
141	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	138,722
225	CNH Equipment Trust 2005-A A3	4.02		04/15/09	222,479
450	CNH Equipment Trust 2005-B A3	4.27		01/15/10	444,968
275	Daimler Chrysler Auto Trust 2005-B A3	4.04		09/08/09	271,910
225	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	223,216
250	GE Dealer Floorplan Master Note Trust 2004-1 A	4.54	†	07/20/08	250,165
375	GE Equipment Small Ticket LLC -2005-2A	4.88		10/22/09	374,658
150	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	148,540
400	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	391,974
250	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	246,000
225	Hertz Vehicle Financing LLC 2005-2A	4.93		02/25/10	224,578
200	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	197,672
325	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	320,272
300	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	299,923
225	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	221,760
150	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	154,516
400	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	395,229
275	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	265,041
400	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	395,270
75	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	74,045
450	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	441,023
400	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	394,720
275	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	271,865
250	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	247,595
375	Volkswagen Auto Loan Enhanced Trust	4.80		07/20/09	374,451
150	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	147,941
200	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	197,758
300	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	299,548
150	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	148,490
	Total Asset-Backed Securities (Cost $10,262,772)				10,183,678

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations (0.3%)
$412	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	4.68	†%	09/25/45	$412,784
759	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	233,042
	Total Collateralized Mortgage Obligations (Cost $545,712)				645,826
	Short-Term Investments (3.2%)
	U.S. Government Obligation (a) (0.1%)
250	U.S. Treasury Bill*** (Cost $245,207)	4.26		07/13/06	245,208
	Repurchase Agreement (3.1%)
6,192	Joint repurchase agreement account (dated 01/31/06; proceeds $6,192,765) (b) (Cost $6,192,000)	4.445		02/01/06	6,192,000
	Total Short-Term Investments (Cost $6,437,207)				6,437,208
	Total Investments
	(Cost$172,774,267)(c)(d)			99.9%	199,764,135
	Other Assets in Excess of Liabilities			0.1	268,593
	Net Assets			100.0%	$200,032,728

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest Only security.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $38,850.
†	Floating rate security; rate shown is the rate in effect at January 31, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $11,583,999 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $174,480,268.
The aggregate gross unrealized appreciation is $29,837,579 and the aggregate gross unrealized depreciation is $4,553,712, resulting in net unrealized appreciation of $25,283,867.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2006 continued

Futures Contracts Open at January 31, 2006:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
18	Short	U.S. Treasury Bonds 20 Year, March 2006	$(2,031,188)	$(14,426)
38	Short	U.S. Treasury Notes 2 Year, March 2006	(7,784,063)	16,050
12	Short	U.S. Treasury Notes 5 Year, March 2006	(1,268,813)	108
2	Short	U.S. Treasury Notes 5 Year, June 2006	(211,375)	174
3	Short	U.S. Treasury Notes 10 Year, March 2006	(325,313)	(8)
		Net Unrealized Appreciation		$1,898

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2006

Assets:
Investments in securities, at value (cost $172,774,267)	$199,764,135
Receivable for:
Interest	780,503
Investments sold	638,642
Shares of beneficial interest sold	216,902
Dividends	119,879
Prepaid expenses and other assets	38,949
Total Assets	201,559,010
Liabilities:
Payable for:
Investments purchased	1,013,958
Shares of beneficial interest redeemed	180,599
Distribution fee	154,034
Investment advisory fee	91,642
Administration fee	14,099
Transfer agent fee	5,411
Variation margin	802
Accrued expenses and other payables	65,737
Total Liabilities	1,526,282
Net Assets	$200,032,728
Composition of Net Assets:
Paid-in-capital	$168,794,538
Net unrealized appreciation	26,991,766
Accumulated undistributed net investment income	77,401
Accumulated undistributed net realized gain	4,169,023
Net Assets	$200,032,728
Class A Shares:
Net Assets	$33,216,508
Shares Outstanding (unlimited authorized, $.01 par value)	2,279,990
Net Asset Value Per Share	$14.57
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.38
Class B Shares:
Net Assets	$84,567,622
Shares Outstanding (unlimited authorized, $.01 par value)	5,806,573
Net Asset Value Per Share	14.56
Class C Shares:
Net Assets	$81,339,493
Shares Outstanding (unlimited authorized, $.01 par value)	5,582,638
Net Asset Value Per Share	$14.57
Class D Shares:
Net Assets	$909,105
Shares Outstanding (unlimited authorized, $.01 par value)	62,423
Net Asset Value Per Share	$14.56

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Statements continued

Statement of Operations

For the year ended January 31, 2006

Net Investment Income:
Income
Interest	$2,967,093
Dividends (net of $75,701 foreign withholding tax)	2,698,965
Total Income	5,666,058
Expenses
Investment advisory fee	1,042,870
Distribution fee (Class A shares)	57,722
Distribution fee (Class B shares)	941,337
Distribution fee (Class C shares)	810,976
Transfer agent fees and expenses	281,186
Administration fee	160,442
Professional fees	78,471
Shareholder reports and notices	75,481
Registration fees	53,381
Custodian fees	53,251
Trustees' fees and expenses	2,410
Other	30,022
Total Expenses	3,587,549
Net Investment Income	2,078,509
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	19,244,255
Futures contracts	(486,067)
Net Realized Gain	18,758,188
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(2,171,088)
Futures contracts	339,805
Net Depreciation	(1,831,283)
Net Gain	16,926,905
Net Increase	$19,005,414

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JANUARY 31, 2006	FOR THE YEAR ENDED JANUARY 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,078,509	$1,797,333
Net realized gain	18,758,188	13,637,911
Net change in unrealized appreciation/depreciation	(1,831,283)	(1,971,750)
Net Increase	19,005,414	13,463,494
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(452,694)	(115,267)
Class B shares	(1,020,328)	(1,026,328)
Class C shares	(914,587)	(744,083)
Class D shares	(19,399)	(19,494)
Net realized gain
Class A shares	(782,903)	—
Class B shares	(2,185,194)	—
Class C shares	(2,040,106)	—
Class D shares	(22,958)	—
Total Dividends and Distributions	(7,438,169)	(1,905,172)
Net decrease from transactions in shares of beneficial interest	(12,116,316)	(18,590,516)
Net Decrease	(549,071)	(7,032,194)
Net Assets:
Beginning of period	200,581,799	207,613,993
End of Period (Including accumulated undistributed net investment income of $77,401 and $131,639, respectively)	$200,032,728	$200,581,799

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2006

1.   Organization and Accounting Policies

Morgan Stanley Balanced Growth Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2006 continued

trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2006 continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of daily net assets not exceeding $500 million and 0.495% to the portion of daily net assets in excess of $500 million.

Pursuant to Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), affiliate of the Investments Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,122,714 at January 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2006 continued

The Distributor has informed the Fund that for the year ended January 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4, $196,226 and $3,971 respectively and received $54,073 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales, maturities, and prepayments of portfolio securities, excluding short-term investments, for the year ended January 31, 2006 aggregated $100,096,488 and $117,977,863, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $47,623,048 and $51,522,102, respectively. The Fund had purchases and sales of $349,809 and $49,112, respectively, with other Morgan Stanley funds, including a net realized gain of $3,538.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading; increase or decrease Fund's market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk also may arise from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2006 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JANUARY 31, 2006		FOR THE YEAR ENDED JANUARY 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	490,716	$7,057,986	197,090	$2,570,407
Conversion from Class B	1,649,854	23,001,214	—	—
Reinvestment of dividends	73,309	1,054,840	7,165	94,080
Redeemed	(443,744)	(6,388,604)	(207,756)	(2,736,245)
Net increase (decrease) – Class A	1,770,135	24,725,436	(3,501)	(71,758)
CLASS B SHARES
Sold	1,236,638	17,572,599	1,895,920	24,914,311
Conversion to Class A	(1,649,990)	(23,001,214)	—	—
Reinvestment of dividends	193,148	2,774,543	64,508	846,699
Redeemed	(2,034,354)	(29,042,425)	(2,762,993)	(36,219,918)
Net decrease – Class B	(2,254,558)	(31,696,497)	(802,565)	(10,458,908)
CLASS C SHARES
Sold	531,681	7,619,616	497,642	6,594,799
Reinvestment of dividends	184,017	2,646,264	49,799	653,999
Redeemed	(1,062,378)	(15,180,965)	(1,156,316)	(15,173,611)
Net decrease – Class C	(346,680)	(4,915,085)	(608,875)	(7,924,813)
CLASS D SHARES
Sold	16,327	235,071	31,524	411,699
Reinvestment of dividends	2,786	39,913	1,310	17,218
Redeemed	(35,423)	(505,154)	(42,854)	(563,954)
Net decrease – Class D	(16,310)	(230,170)	(10,020)	(135,037)
Net decrease in Fund	(847,413)	$(12,116,316)	(1,424,961)	$(18,590,516)

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2006 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JANUARY 31, 2006	FOR THE YEAR ENDED JANUARY 31, 2005
Ordinary income	$2,407,008	$1,905,172
Long-term capital gains	5,031,161	—
Total distributions	$7,438,169	$1,905,172

As of January 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$984,809
Undistributed long-term gains	4,969,803
Net accumulated earnings	5,954,612
Temporary differences	(289)
Net unrealized appreciation	25,283,867
Total accumulated earnings	$31,238,190

During the year ended January 31, 2006, the Fund utilized its net capital loss carryforward of $7,903,847.

As of January 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated undistributed net investment income was credited $274,261.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2006 continued

advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund’s financial statements for the effect, if any, of this matter.

9.   Subsequent Event

On February 6, 2006, the Trustees of the Fund and Morgan Stanley Balanced Income Fund (‘‘Balanced Income’’) approved an agreement and plan of reorganization (the "Balanced Income Reorganization") whereby Balanced Income would be merged into the Fund. The Balanced Income Reorganization is subject to the approval of Balanced Income shareholders at a special meeting scheduled to be held during the third quarter of 2006. If approved, the assets of the Fund would be combined with the assets of Balanced Income and shareholders of Balanced Income would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Balanced Income.

On February 6, 2006, the Trustees of the Fund and Morgan Stanley Income Builder Fund ("Income Builder") approved an agreement and plan of reorganization (the "Income Builder Reorganization") whereby Income Builder would be merged into the Fund. The Income Builder Reorganization is subject to the approval of Income Builder shareholders at a special meeting scheduled to be held during the third quarter of 2006. If approved, the assets of the Fund would be combined with the assets of Income Builder and shareholders of Income Builder would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Income Builder.

Shareholders of Balanced Income and Income Builder will vote separately on the reorganization for that fund. Each reorganization is not dependent on the approval of the other.

Morgan Stanley Balanced Growth Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JANUARY 31,
	2006	2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.76	$12.98	$10.73	$12.82	$13.29
Income (loss) from investment operations:
Net investment income‡	0.24	0.21	0.18	0.25	0.33
Net realized and unrealized gain (loss)	1.21	0.79	2.30	(2.06)	(0.42)
Total income (loss) from investment operations	1.45	1.00	2.48	(1.81)	(0.09)
Less dividends and distributions from:
Net investment income	(0.27)	(0.22)	(0.23)	(0.28)	(0.38)
Net realized gain	(0.37)	—	—	—	—
Total dividends and distributions	(0.64)	(0.22)	(0.23)	(0.28)	(0.38)
Net asset value, end of period	$14.57	$13.76	$12.98	$10.73	$12.82
Total Return†	10.99%	7.80%	23.37%	(14.27)%	(0.53)%
Ratios to Average Net Assets(1):
Expenses	1.13%	1.13%	1.12%	1.10%	1.07%
Net investment income	1.70%	1.61%	1.58%	2.14%	2.56%
Supplemental Data:
Net assets, end of period, in thousands	$33,217	$7,017	$6,663	$5,848	$6,259
Portfolio turnover rate	52%	64%	117%	145%	67%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2006	2005	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.75	$12.97	$10.73	$12.81	$13.28
Income (loss) from investment operations:
Net investment income‡	0.14	0.11	0.10	0.16	0.23
Net realized and unrealized gain (loss)	1.20	0.79	2.28	(2.05)	(0.42)
Total income (loss) from investment operations	1.34	0.90	2.38	(1.89)	(0.19)
Less dividends and distributions from:
Net investment income	(0.16)	(0.12)	(0.14)	(0.19)	(0.28)
Net realized gain	(0.37)	—	—	—	—
Total dividends and distributions	(0.53)	(0.12)	(0.14)	(0.19)	(0.28)
Net asset value, end of period	$14.56	$13.75	$12.97	$10.73	$12.81
Total Return†	10.12%	6.99%	22.37%	(14.86)%	(1.32)%
Ratios to Average Net Assets(1):
Expenses	1.89%	1.89%	1.88%	1.87%	1.83%
Net investment income	0.94%	0.85%	0.82%	1.37%	1.80%
Supplemental Data:
Net assets, end of period, in thousands	$84,568	$110,875	$114,960	$79,631	$92,009
Portfolio turnover rate	52%	64%	117%	145%	67%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2006	2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.76	$12.98	$10.73	$12.81	$13.28
Income (loss) from investment operations:
Net investment income‡	0.14	0.11	0.10	0.16	0.23
Net realized and unrealized gain (loss)	1.20	0.79	2.29	(2.05)	(0.42)
Total income (loss) from investment operations	1.34	0.90	2.39	(1.89)	(0.19)
Less dividends and distributions from:
Net investment income	(0.16)	(0.12)	(0.14)	(0.19)	(0.28)
Net realized gain	(0.37)	—	—	—	—
Total dividends and distributions	(0.53)	(0.12)	(0.14)	(0.19)	(0.28)
Net asset value, end of period	$14.57	$13.76	$12.98	$10.73	$12.81
Total Return†	10.15%	6.98%	22.43%	(14.88)%	(1.34)%
Ratios to Average Net Assets(1):
Expenses	1.89%	1.87%	1.88%	1.87%	1.83%
Net investment income	0.94%	0.87%	0.82%	1.37%	1.80%
Supplemental Data:
Net assets, end of period, in thousands	$81,339	$81,606	$84,840	$75,323	$106,002
Portfolio turnover rate	52%	64%	117%	145%	67%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2006	2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.76	$12.97	$10.73	$12.81	$13.28
Income (loss) from investment operations:
Net investment income‡	0.28	0.24	0.22	0.27	0.37
Net realized and unrealized gain (loss)	1.19	0.80	2.28	(2.04)	(0.43)
Total income (loss) from investment operations	1.47	1.04	2.50	(1.77)	(0.06)
Less dividends and distributions from:
Net investment income	(0.30)	(0.25)	(0.26)	(0.31)	(0.41)
Net realized gain	(0.37)	—	—	—	—
Total dividends and distributions	(0.67)	(0.25)	(0.26)	(0.31)	(0.41)
Net asset value, end of period	$14.56	$13.76	$12.97	$10.73	$12.81
Total Return†	11.17%	8.14%	23.56%	(13.99)%	(0.32)%
Ratios to Average Net Assets(1):
Expenses	0.89%	0.89%	0.88%	0.87%	0.83%
Net investment income	1.94%	1.85%	1.82%	2.37%	2.80%
Supplemental Data:
Net assets, end of period, in thousands	$909	$1,083	$1,151	$1,347	$1,244
Portfolio turnover rate	52%	64%	117%	145%	67%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Balanced Growth Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Balanced Growth Fund (the ‘‘Fund’’), including the portfolio of investments, as of January 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Balanced Growth Fund as of January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 23, 2006

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.
Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None.
James F. Higgins (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Dean Witter Realty Inc.	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	Since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Office (since May 2003) of the Van Kampen Funds; Managing Director of Morgan Stanley, Morgan Stanley Investment Management and Morgan Stanley & Co. Incorporated; Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Managing Director and (since May 2002) Director, Morgan Stanley Investment Management Inc., Managing Director and (since January 2005) Director of Van Kampen Asset Management and Van Kampen Investments Inc. Director, President (since February 2006) and Chief Executive Officer (since February 2006) of Morgan Stanley Services Company Inc., Director of Moran Stanley Distributors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003), Chief Global Operating Officer of Morgan Stanley Investment Management Inc., Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc. (November 2003 to February 2006).
J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management and Van Kampen Advisors Inc. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Retail and Institutional Funds.
Dennis F. Shea (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management and Van Kampen Advisors Inc. Vice President (since February 2006) of the Retail and Institutional Funds. Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management, Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; Vice President of the Retail Funds and (since July 2003) the Institutional Funds; Formerly, General Counsel (May 2000-February 2006) of Morgan Stanley Investment Management; Secretary (October 2003 to February 2006), General Counsel (May 2004 to February 2006) and Director (July 1998 to January 2005) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Secretary and General Counsel of Morgan Stanley Investment Management Inc. (November 2002 to February 2006); Secretary and Director of Morgan Stanley Distributors Inc.; Secretary (February 1997 to July 2003) and General Counsel (February 1997 to April 2004) of the Morgan Stanley Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc. (February 1997 to December 2001).

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Amy R. Doberman (43) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of Morgan Stanley Investment Advisors Inc., Morgan Stanley Services Company Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management, Van Kampen Advisors Inc. and Van Kampen Investments Inc.; Secretary (since February 2006) of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer (since February 2005) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc. and (since June 2004) of Van Kampen Asset Management, Van Kampen Advisors Inc. and Van Kampen Investments Inc. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management, Van Kampen Advisors Inc. and Van Kampen Investments Inc. Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of Van Kampen Asset Management Inc., Van Kampen Advisors Inc. and Van Kampen Investments Inc. (December 2002 to February 2006); Secretary of Morgan Stanley Distribution, Inc. (October 2005 to February 2006).
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Treasurer and Chief Financial Officer of the Morgan Stanley Retail Funds (since July 2003). Formerly Vice President of the Retail Funds (September 2002-July 2003).
Thomas F. Caloia (59) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Assistant Treasurer of Morgan Stanley Investment Advisors Inc., Morgan Stanley Services Company Inc. and Morgan Stanley Distributors Inc.; Vice President of the Retail Funds. Formerly, Treasurer of the Retail Funds (April 1989-July 2003).

Mary E. Mullin (38) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc. Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

Morgan Stanley Balanced Growth Fund

2006 Federal Tax Notice (unaudited)

During the fiscal year ended January 31, 2006, 75.11% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended January 31, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Also during the fiscal year ended January 31, 2006, the Fund paid to its shareholders $0.37 per share from long-term capital gains.

Of the Fund's ordinary dividends paid during the fiscal year, 23.39% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

37896RPT-RA06-00212P-Y01/06	MORGAN STANLEY FUNDS
Morgan Stanley Balanced Growth Fund Annual Report January 31, 2006

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2005
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES........................            $35,125               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $   540 (2)           $5,190,300 (2)
                        TAX FEES................            $ 5,020 (3)           $2,044,491 (4)
                        ALL OTHER FEES..........            $    --               $       --
              TOTAL NON-AUDIT FEES..............            $ 5,560               $7,234,791

              TOTAL.............................            $40,685               $7,234,791

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $33,458               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $   452  (2)          $3,746,495  (2)
                        TAX FEES...............             $ 5,894  (3)          $   79,800  (4)
                        ALL OTHER FEES.........             $    --               $       --  (5)
              TOTAL NON-AUDIT FEES.............             $ 6,346               $3,826,295

              TOTAL............................             $39,804               $3,826,295

              N/A-  Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                  APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

    1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------------------

(1)      This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
         and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

   2.    DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.    AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.    AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.    TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

   6.    ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.    PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

   9.    ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10.   COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                       10

                                                                   EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
      --------------------------------------------------------------------
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly);

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

                                       12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the Fund, including to the Fund's
                  Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable

-------------------------

(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

                  policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                               SEPTEMBER 20, 2005

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

    TAXABLE MONEY MARKET FUNDS
    --------------------------

1.  Active Assets Government Securities Trust ("AA Government")
2.  Active Assets Institutional Government Securities Trust ("AA Institutional
    Government")
3.  Active Assets Institutional Money Trust ("AA Institutional Money")
4.  Active Assets Money Trust ("AA Money")
5.  Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.  Morgan Stanley U.S. Government Money Market Trust ("Government Money")

    TAX-EXEMPT MONEY MARKET FUNDS
    -----------------------------

7.  Active Assets California Tax-Free Trust ("AA California")
8.  Active Assets Tax-Free Trust ("AA Tax-Free")
9.  Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
    Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

   EQUITY FUNDS
   ------------
12. Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13. Morgan Stanley Allocator Fund ("Allocator Fund")+
14. Morgan Stanley American Opportunities Fund ("American Opportunities")+
15. Morgan Stanley Biotechnology Fund ("Biotechnology Fund")+
16. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
17. Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
18. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
19. Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
20. Morgan Stanley European Equity Fund Inc. ("European Equity")+
21. Morgan Stanley Financial Services Trust ("Financial Services")+
22. Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
23. Morgan Stanley Global Advantage Fund ("Global Advantage")+
24. Morgan Stanley Global Dividend Growth Securities ("Global Dividend Growth")+

                                       17

25. Morgan Stanley Global Utilities Fund ("Global Utilities")+
26. Morgan Stanley Growth Fund ("Growth Fund")+
27. Morgan Stanley Health Sciences Trust ("Health Sciences")+
28. Morgan Stanley Income Builder Fund ("Income Builder")+
29. Morgan Stanley Information Fund ("Information Fund")+
30. Morgan Stanley International Fund ("International Fund")+
31. Morgan Stanley International SmallCap Fund ("International SmallCap")+
32. Morgan Stanley International Value Equity Fund ("International Value")+
33. Morgan Stanley Japan Fund ("Japan Fund")+
34. Morgan Stanley KLD Social Index Fund ("KLD Social Index")+
35. Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
36. Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
         o        Domestic Portfolio
37. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
38. Morgan Stanley Natural Resource Development Securities Inc. ("Natural
    Resource")+
39. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
40. Morgan Stanley Real Estate Fund ("Real Estate")+
41. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
42. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
43. Morgan Stanley Special Growth Fund ("Special Growth")+
44. Morgan Stanley Special Value Fund ("Special Value")+
45. Morgan Stanley Total Market Index Fund ("Total Market Index")+
46. Morgan Stanley Total Return Trust ("Total Return")+
47. Morgan Stanley Utilities Fund ("Utilities Fund")+
48. Morgan Stanley Value Fund ("Value Fund")+

    BALANCED FUNDS
    --------------

49. Morgan Stanley Balanced Growth Fund ("Balanced Growth")+
50. Morgan Stanley Balanced Income Fund ("Balanced Income")+

    ASSET ALLOCATION FUND
    ---------------------

51. Morgan Stanley Strategist Fund ("Strategist Fund")+

    TAXABLE FIXED-INCOME FUNDS
    --------------------------

52. Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
53. Morgan Stanley Flexible Income Trust ("Flexible Income")+
54. Morgan Stanley Income Trust ("Income Trust")+
55. Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
56. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
57. Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
58. Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
    Treasury")
59. Morgan Stanley Total Return Income Securities Fund ("Total Return Income")+

                                       18

60. Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

    TAX-EXEMPT FIXED-INCOME FUNDS
    -----------------------------

61. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
62. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
63. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
64. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

     SPECIAL PURPOSE FUNDS
     ---------------------

65. Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
         o        American Opportunities Portfolio
         o        Balanced Growth Portfolio
         o        Capital Opportunities Portfolio
         o        Developing Growth Portfolio
         o        Dividend Growth Portfolio
         o        Equally-Weighted S&P 500 Portfolio
         o        Flexible Income Portfolio
         o        Global Equity Portfolio
         o        Growth Portfolio
         o        Money Market Portfolio
         o        Utilities Portfolio

66. Morgan Stanley Variable Investment Series ("Variable Investment")
         o        Aggressive Equity Portfolio
         o        Dividend Growth Portfolio
         o        Equity Portfolio
         o        European Growth Portfolio
         o        Global Advantage Portfolio
         o        Global Dividend Growth Portfolio
         o        High Yield Portfolio
         o        Income Builder Portfolio
         o        Information Portfolio
         o        Limited Duration Portfolio
         o        Money Market Portfolio
         o        Quality Income Plus Portfolio
         o        S&P 500 Index Portfolio
         o        Strategist Portfolio
         o        Utilities Portfolio

CLOSED-END RETAIL FUNDS

    TAXABLE FIXED-INCOME CLOSED-END FUNDS
    -------------------------------------

                                       19

67. Morgan Stanley Government Income Trust ("Government Income") 68. Morgan
Stanley Income Securities Inc. ("Income Securities") 69. Morgan Stanley Prime
Income Trust ("Prime Income")

    TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
    ----------------------------------------

70. Morgan Stanley California Insured Municipal Income Trust ("California
    Insured Municipal")
71. Morgan Stanley California Quality Municipal Securities ("California Quality
    Municipal")
72. Morgan Stanley Insured California Municipal Securities ("Insured California
    Securities")
73. Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
74. Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
75. Morgan Stanley Insured Municipal Securities ("Insured Municipal Securities")
76. Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
77. Morgan Stanley Municipal Income Opportunities Trust ("Municipal
    Opportunities")
78. Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
    Opportunities II")
79. Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
    Opportunities III")
80. Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
81. Morgan Stanley New York Quality Municipal Securities ("New York Quality
    Municipal")
82. Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
83. Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
    Investment")
84. Morgan Stanley Quality Municipal Securities ("Quality Municipal Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1. Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

         Active Portfolios:
                o        Active International Allocation Portfolio
                o        Emerging Markets Portfolio
                o        Emerging Markets Debt Portfolio
                o        Equity Growth Portfolio
                o        European Real Estate Portfolio
                o        Focus Equity Portfolio
                o        Global Franchise Portfolio

                                       20

                o        Global Value Equity Portfolio
                o        International Equity Portfolio
                o        International Magnum Portfolio
                o        International Small Cap Portfolio
                o        Money Market Portfolio
                o        Municipal Money Market Portfolio
                o        Small Company Growth Portfolio
                o        U.S. Real Estate Portfolio
                o        Value Equity Portfolio

  Inactive Portfolios*:

                o        China Growth Portfolio
                o        Gold Portfolio
                o        Large Cap Relative Value Portfolio
                o        MicroCap Portfolio
                o        Mortgage-Backed Securities Portfolio
                o        Municipal Bond Portfolio
                o        U.S. Equity Plus Portfolio

2. Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

   Active Portfolios:

                o        Advisory Foreign Fixed Income II Portfolio
                o        Advisory Foreign Fixed Income Portfolio
                o        Advisory Mortgage Portfolio
                o        Balanced Portfolio
                o        Core Plus Fixed Income Portfolio
                o        Equity Portfolio
                o        High Yield Portfolio
                o        Intermediate Duration Portfolio
                o        International Fixed Income Portfolio
                o        Investment Grade Fixed Income Portfolio
                o        Limited Duration Portfolio
                o        Mid-Cap Growth Portfolio
                o        Municipal Portfolio
                o        U.S. Core Fixed Income Portfolio
                o        U.S. Mid-Cap Value Portfolio
                o        U.S. Small-Cap Value Portfolio
                o        Value Portfolio

----------------------

* Have not commenced or have ceased operations

                                       21

   Inactive Portfolios*:
                o        Balanced Plus Portfolio
                o        Growth Portfolio
                o        Investment Grade Credit Advisory Portfolio
                o        Mortgage Advisory Portfolio
                o        New York Municipal Portfolio
                o        Targeted Duration Portfolio
                o        Value II Portfolio

3. The Universal Institutional Funds, Inc. ("Universal Funds")

    Active Portfolios:
                o        Core Plus Fixed Income Portfolio
                o        Emerging Markets Debt Portfolio
                o        Emerging Markets Equity Portfolio
                o        Equity and Income Portfolio
                o        Equity Growth Portfolio
                o        Global Franchise Portfolio
                o        Global Value Equity Portfolio
                o        High Yield Portfolio
                o        International Magnum Portfolio
                o        Mid-Cap Growth Portfolio
                o        Money Market Portfolio
                o        Small Company Growth Portfolio
                o        Technology Portfolio
                o        U.S. Mid-Cap Value Portfolio
                o        U.S. Real Estate Portfolio
                o        Value Portfolio

    Inactive Portfolios*:

                o        Balanced Portfolio
                o        Capital Preservation Portfolio
                o        Core Equity Portfolio
                o        International Fixed Income Portfolio
                o        Investment Grade Fixed Income Portfolio
                o        Latin American Portfolio
                o        Multi-Asset Class Portfolio
                o        Targeted Duration Portfolio

4. Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

-------------------------

                                       22

   Active Portfolios:

                o        Government Portfolio
                o        Money Market Portfolio
                o        Prime Portfolio
                o        Tax-Exempt Portfolio
                o        Treasury Portfolio

    Inactive Portfolios*:

                o        Government Securities Portfolio
                o        Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.  Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.  Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.  Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.  Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.  Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10. Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11. The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12  The Malaysia Fund, Inc. ("Malaysia Fund")
13. The Thai Fund, Inc. ("Thai Fund")
14. The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END FUND OF HEDGE FUNDS

15. Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1.  Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.  Morgan Stanley Absolute Return Fund
2.  Morgan Stanley Institutional Fund of Hedge Funds II

-------------------------

* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ----------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       25

                                                                   EXHIBIT 12 B1

                 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Balanced Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 23, 2006
                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       27

                                                                EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Balanced Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 23, 2006
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Balanced Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 23, 2006                             /s/ Ronald E. Robison
                                                 ---------------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Balanced Growth Fund and will be retained by Morgan
Stanley Balanced Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

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                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Balanced Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 23, 2006                             /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Balanced Growth Fund and will be retained by Morgan
Stanley Balanced Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       31